leases (Tables)	12 Months Ended
Dec. 31, 2021
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

Years ended December 31 (millions)	Note	2021	2020
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$22	$17
Other sublet revenue included in other income	7	$4	$4
Lease payments		$568	$434